Leases Components of Lease Expense (Details) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Leases [Abstract]
Operating Lease, Cost	$ 1.1
Short-term Lease, Cost	0.2
Sublease Income	(0.1)
Lease, Cost	$ 1.2